Document and Entity Information	Mar. 20, 2026
Document And Entity Information [Line Items]
Document Period End Date	Mar. 20, 2026
Entity Registrant Name	HONEYWELL INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0000773840
Document Type	8-K
Entity Incorporation State Country Code	DE
Entity File Number	1-8974
Entity Tax Identification Number	22-2640650
Entity Address, Address Line One	855 S. MINT STREET
Entity Address, City or Town	CHARLOTTE
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	(704)
Local Phone Number	627-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1 per share
Trading Symbol	HON
Security Exchange Name	NASDAQ
M 3.500 Senior Notes Due 20273 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Senior Notes due 2027
Trading Symbol	HON 27
Security Exchange Name	NASDAQ
Euro 225 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2028
Trading Symbol	HON 28A
Security Exchange Name	NASDAQ
Euro 3.375 Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.375% Senior Notes due 2030
Trading Symbol	HON 30
Security Exchange Name	NASDAQ
M 0.750 Senior Notes Due 20321 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Senior Notes due 2032
Trading Symbol	HON 32
Security Exchange Name	NASDAQ
M 3.750 Senior Notes Due 20322 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.750% Senior Notes due 2032
Trading Symbol	HON 32A
Security Exchange Name	NASDAQ
Euro 4125 Senior Notes Due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Senior Notes due 2034
Trading Symbol	HON 34
Security Exchange Name	NASDAQ
Euro 3.75 Senior Notes Due 2036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.750% Senior Notes due 2036
Trading Symbol	HON 36
Security Exchange Name	NASDAQ